                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

              /s/ John M. Stein   Cincinnati, Ohio  November 12, 2002
              ------------------  ----------------  -----------------


Report Type (Check only one.):
[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                            -------
Form 13F Information Table Entry Total:         83
                                            -------
Form 13F Information Table Value Total:     $86,049
                                            -------
                                           (thousands)
List of Other Included Managers:  None

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
COLUMN 1                                 COLUMN 2            COLUMN 3           COLUMN 4                    COLUMN 5
Name of Issuer                           Title of Class      CUSIP             FMV (000's)          SH or PRN    SH\PRN PUT\ CALL
Abbott Labs                              Common              002814100       $          419          10,380       SH
Abercrombie & Fitch Co Cl A              Common              002896207       $           26           1,298       SH
Affiliated Managers Group                Common              008252108       $          892          20,000       SH
Alliance Capital Mgmt Hldg               Common              01855A101       $          416          15,000       SH
Astoria Financial Corp.                  Common              046265104       $        1,952          80,000       SH
Argonaut Group Incorporated              Common              040157109       $           82           4,771       SH
Bank of America                          Common              060505104       $          319           5,000       SH
Bank of Bermuda                          Common              G07644100       $        4,253         130,475       SH
Bank One Corporation                     Common              06423A103       $          707          18,905       SH
Bay View Capital Corp.                   Common              07262L101       $          124          21,818       SH
Brookline Bancorp                        Common              113739106       $          823          70,000       SH
Bristol-Meyers Squibb Corp               Common              110122108       $          106           4,449       SH
Broadwing                                Common              111620100       $           15           7,696       SH
Cendant Corp.                            Common              151313103       $          968          90,000       SH
Charter One Financial Inc.               Common              160903100       $        1,867          62,806       SH
Cinergy Corporation                      Common              172474108       $          210           6,672       SH
CIT Group                                Common              125581108       $          809          45,000       SH
Citigroup                                Common              172967101       $           63           2,137       SH
Citizens Banking Corp.                   Common              174420109       $          483          20,000       SH
Commerce Bancorp Inc.                    Common              200519106       $          415          10,000       SH
Compass Bancshares, Inc.                 Common              20449H109       $          356          12,000       SH
Convergys Corp.                          Common              212485106       $          116           7,694       SH
Curtiss Wright Corp. Cl B                Common              231561408       $           48             824       SH
Dime Bancorp (Warrants)                  Warrants            25429Q110       $           19         210,000       SH
E-Trade Group                            Notes               269246ABO       $        1,263       2,000,000       PRN
Eli Lilly & Company                      Common              532457108       $        1,095          19,779       SH
Fannie Mae                               Common              313586109       $        3,048          51,200       SH
Fifth Third Bancorp                      Common             3316773100       $        1,092          17,831       SH
First Community Bancorp                  Common              31983B101       $        3,895         134,600       SH
First Indiana                            Common              32054R108       $          638          34,819       SH
First Pactrust Bancorp Inc.              Common              33589V101       $          422          30,000       SH
FirstMerit                               Common              337915102       $          643          30,000       SH
FleetBoston Financial                    Common              339030108       $        1,830          90,000       SH
Ford Motor Company                       Common              345370100       $           95           9,721       SH
Freddie Mac-Voting Common                Common              313400301       $        4,696          84,000       SH
Friedman Billings Ramsey                 Common              358433100       $          507          50,000       SH
General Mills Incorporated               Common              370334104       $          618          13,902       SH
Golden State Bancorp                     Common              381197102       $        2,262          70,000       SH
Golden State Bancorp (Warrants)          Warrants            381197136       $           44          40,000       SH
Greater Bay Bancorp                      Common              391648102       $          455          25,000       SH
Hawthorne Financial Corp.                Common              420542102       $        4,138         156,754       SH
Heritage Commerce Corp.                  Common              426927109       $          263          30,000       SH
Herman Miller Inc.                       Common              600544100       $          155           8,724       SH
Huntington Bancshares, Inc.              Common              446150104       $          877          48,203       SH

COLUMN 1                                 COLUMN 6        COLUMN 7                              COLUMN 8
Name of Issuer                           Investment Dis  Oth Mgrs                Sole            Shared        None
Abbott Labs                              Sole                                   10,380              -            -
Abercrombie & Fitch Co Cl A              Sole                                    1,298              -            -
Affiliated Managers Group                Sole                                   20,000              -            -
Alliance Capital Mgmt Hldg               Sole                                   15,000              -            -
Astoria Financial Corp.                  Sole                                   80,000              -            -
Argonaut Group Incorporated              Sole                                    4,771              -            -
Bank of America                          Sole                                    5,000              -            -
Bank of Bermuda                          Sole                                  130,475              -            -
Bank One Corporation                     Sole                                   18,905              -            -
Bay View Capital Corp.                   Sole                                   21,818              -            -
Brookline Bancorp                        Sole                                   70,000              -            -
Bristol-Meyers Squibb Corp               Sole                                    4,449              -            -
Broadwing                                Sole                                    7,696              -            -
Cendant Corp.                            Sole                                   90,000              -            -
Charter One Financial Inc.               Sole                                   62,806              -            -
Cinergy Corporation                      Sole                                    6,672              -            -
CIT Group                                Sole                                   45,000              -            -
Citigroup                                Sole                                    2,137              -            -
Citizens Banking Corp.                   Sole                                   20,000              -            -
Commerce Bancorp Inc.                    Sole                                   10,000              -            -
Compass Bancshares, Inc.                 Sole                                   12,000              -            -
Convergys Corp.                          Sole                                    7,694              -            -
Curtiss Wright Corp. Cl B                Sole                                      824              -            -
Dime Bancorp (Warrants)                  Sole                                  210,000              -            -
E-Trade Group                            Sole                                2,000,000              -            -
Eli Lilly & Company                      Sole                                   19,779              -            -
Fannie Mae                               Sole                                   51,200              -            -
Fifth Third Bancorp                      Sole                                   17,831              -            -
First Community Bancorp                  Sole                                  134,600              -            -
First Indiana                            Sole                                   34,819              -            -
First Pactrust Bancorp Inc.              Sole                                   30,000              -            -
FirstMerit                               Sole                                   30,000              -            -
FleetBoston Financial                    Sole                                   90,000              -            -
Ford Motor Company                       Sole                                    9,721              -            -
Freddie Mac-Voting Common                Sole                                   84,000              -            -
Friedman Billings Ramsey                 Sole                                   50,000              -            -
General Mills Incorporated               Sole                                   13,902              -            -
Golden State Bancorp                     Sole                                   70,000              -            -
Golden State Bancorp (Warrants)          Sole                                   40,000              -            -
Greater Bay Bancorp                      Sole                                   25,000              -            -
Hawthorne Financial Corp.                Sole                                  156,754              -            -
Heritage Commerce Corp.                  Sole                                   30,000              -            -
Herman Miller Inc.                       Sole                                    8,724              -            -
Huntington Bancshares, Inc.              Sole                                   48,203              -            -

COLUMN 1                                 COLUMN 2            COLUMN 3           COLUMN 4                    COLUMN 5
Name of Issuer                           Title of Class      CUSIP             FMV (000's)          SH or PRN    SH\PRN PUT\ CALL

Integra Bank Corporation                 Common              45814P105       $           586         32,500       SH
IPC Holdings Ltd                         Ord                 G4933P101       $           881         30,000       SH
Keycorp                                  Common              493267108       $           301         12,049       SH
Kindred Healthcare                       Common              494580103       $            10            280       SH
Lehman Brothers Holdings                 Common              524908EC0       $           491         10,000       SH
Matrix Bancorp Inc.                      Common              576819106       $         4,157        413,683       SH
Meadowbrook Ins. Group                   Common              58319P108       $         1,584        600,000       SH
Metris Companies                         Common              591598107       $           462        200,000       SH
Metrocorp Bancshares Inc.                Common              591650106       $         1,592        127,429       SH
MIIX Group Inc.                          Common              676220106       $           101         69,000       SH
Office Depot Incorporated                Common              676220106       $           214         17,379       SH
Online Resources Corp.                   Notes               68273GAC5       $         3,476      3,900,000       PRN
Online Resources Corp.                   Common              68273G101       $           572        200,300       SH
Oregon Trail Financial Corp.             Common              685932105       $           325         15,250       SH
PNC Bank Corporation                     Common              693475105       $           469         11,120       SH
Provident Financial Group                Common              743866105       $           753         30,000       SH
Providian Financial (Notes)              Notes               74406AAB8       $         4,335     17,000,000       PRN
Prudential Financial Inc.                Common              760416107       $           857         30,000       SH
Scottish Annuity & Life                  Common              G7885T104       $         1,194         70,000       SH
Sears, Roebuck & Company                 Common              812387108       $           222          5,699       SH
SEI Investments                          Common              784117103       $           783         32,800       SH
Sky Financial                            Common              83080P103       $           806         40,500       SH
Sterling Financial  Corp-Wash            Common              859319105       $         5,068        279,556       SH
Stilwell Financial                       Common              87363103        $           818         67,800       SH
Summit Bancshares                        Common              866011109       $           211         10,000       SH
Superior Financial Corp                  Common              868161100       $         7,106        377,999       SH
The Limited  Incorporated                Common              532716107       $         1,362         94,998       SH
Too, Inc.                                Common              890333107       $           158          6,784       SH
Tower Financial Corp.                    Common              891769101       $           925         78,735       SH
Travelers Property Casualty CL A         Common              89420G109       $            18          1,388       SH
Travelers Property Casualty CL B         Common              89420G406       $            39          2,851       SH
Unitrin Incorporated                     Common              913275103       $           389         12,658       SH
US Bancorp                               Common              902973304       $           646         34,755       SH
Ventas Inc.                              Common              92276F100       $           346         25,953       SH
Visteon Corp                             Common              92839U107       $            15          1,571       SH
White Mtns Ins. Group Ltd                Common              G9618E107       $           913          3,100       SH
Willow Grove Bancorp                     Common              97111W101       $           295         25,000       SH
X-Rite Inc.                              Common              983857103       $           430         55,607       SH
Zimmer Holdings Inc.                     Common              98956P102       $            37            960       SH



COLUMN 1                                 COLUMN 6        COLUMN 7                              COLUMN 8
Name of Issuer                           Investment Dis  Oth Mgrs                Sole            Shared        None

Integra Bank Corporation                 Sole                                   32,500              -            -
IPC Holdings Ltd                         Sole                                   30,000              -            -
Keycorp                                  Sole                                   12,049              -            -
Kindred Healthcare                       Sole                                      280              -            -
Lehman Brothers Holdings                 Sole                                   10,000              -            -
Matrix Bancorp Inc.                      Sole                                  413,683              -            -
Meadowbrook Ins. Group                   Sole                                  600,000              -            -
Metris Companies                         Sole                                  200,000              -            -
Metrocorp Bancshares Inc.                Sole                                  127,429              -            -
MIIX Group Inc.                          Sole                                   69,000              -            -
Office Depot Incorporated                Sole                                   17,379              -            -
Online Resources Corp.                   Sole                                3,900,000              -            -
Online Resources Corp.                   Sole                                  200,300              -            -
Oregon Trail Financial Corp.             Sole                                   15,250              -            -
PNC Bank Corporation                     Sole                                   11,120              -            -
Provident Financial Group                Sole                                   30,000              -            -
Providian Financial (Notes)              Sole                               17,000,000              -            -
Prudential Financial Inc.                Sole                                   30,000              -            -
Scottish Annuity & Life                  Sole                                   70,000              -            -
Sears, Roebuck & Company                 Sole                                    5,699              -            -
SEI Investments                          Sole                                   32,800              -            -
Sky Financial                            Sole                                   40,500              -            -
Sterling Financial  Corp-Wash            Sole                                  279,556              -            -
Stilwell Financial                       Sole                                   67,800              -            -
Summit Bancshares                        Sole                                   10,000              -            -
Superior Financial Corp                  Sole                                  377,999              -            -
The Limited  Incorporated                Sole                                   94,998              -            -
Too, Inc.                                Sole                                    6,784              -            -
Tower Financial Corp.                    Sole                                   78,735              -            -
Travelers Property Casualty CL A         Sole                                    1,388              -            -
Travelers Property Casualty CL B         Sole                                    2,851              -            -
Unitrin Incorporated                     Sole                                   12,658              -            -
US Bancorp                               Sole                                   34,755              -            -
Ventas Inc.                              Sole                                   25,953              -            -
Visteon Corp                             Sole                                    1,571              -            -
White Mtns Ins. Group Ltd                Sole                                    3,100              -            -
Willow Grove Bancorp                     Sole                                   25,000              -            -
X-Rite Inc.                              Sole                                   55,607              -            -
Zimmer Holdings Inc.                     Sole                                      960              -            -
                                                                                                    -            -